FINANCIAL INSTRUMENTS - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Letters of credit outstanding, amount	$ 90,000,000	$ 122,000,000
Trade receivables, current percentage	95.00%	99.00%
Allowance account for credit losses of financial assets	$ 0	$ 1,000,000
Expense recognised during period for bad and doubtful debts	$ 1,000,000	$ 1,000,000